Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited)	6 Months Ended			12 Months Ended
	Oct. 31, 2025 USD ($) $ / shares shares	Oct. 31, 2025 SGD ($) $ / shares shares	Oct. 31, 2024 SGD ($) $ / shares shares [1]	Apr. 30, 2025 USD ($) $ / shares shares		Apr. 30, 2025 SGD ($) $ / shares shares		Apr. 30, 2024 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 67,334	$ 87,617	$ 63,129	$ 128,464		$ 167,707		$ 1,882,803
Cost of Goods sold (excluding depreciation shown separately below)	(39,168)	(50,966)	(55,138)	(100,072)		(130,641)		(985,099)
Employee benefits expenses	(568,963)	(740,357)	(1,218,034)	(1,886,142)		(2,462,326)		(1,851,971)
Depreciation expenses	(68,417)	(89,026)	(95,602)	(143,214)		(186,963)		(176,713)
Operating lease expense	(63,571)	(82,720)	(70,281)	(109,286)		(142,670)		(136,781)
Research and Development Expenses			(149,493)	(107,026)		(139,720)		(90,566)
Other operating expenses	(592,549)	(771,045)	(546,188)	(889,834)		(1,161,663)		(1,144,802)
Impairment of loan to third parties				(937,284)		(1,223,608)
Reversal of allowance for expected credit loss of loan receivable	78,605	102,283
Loss from operations	(1,186,729)	(1,544,214)	(2,071,607)	(4,044,394)		(5,279,884)		(2,503,129)
Non-operating income :
Other income	32,189	41,885	57,431	115,883		151,283		186,828
Interest expense	(2,244)	(2,919)	(4,916)	(6,483)		(8,463)		(43,543)
Total non-operating income, net	29,945	38,966	52,515	109,400		142,820		143,285
Loss before income taxes	(1,156,784)	(1,505,248)	(2,019,092)	(3,934,994)		(5,137,064)		(2,359,844)
Income tax expense
Net loss	$ (1,156,784)	$ (1,505,248)	$ (2,019,092)	$ (3,934,994)		$ (5,137,064)		$ (2,359,844)
Weighted average number of outstanding ordinary shares*
Basic	25,727,001	25,727,001	25,598,876	25,662,939	[2]	25,662,939	[2]	23,540,241	[2]
Diluted	25,727,001	25,727,001	25,598,876	25,662,939	[2]	25,662,939	[2]	23,540,241	[2]
Net loss per share attributable to ordinary shareholders
Basic | (per share)	$ (0.04)	$ (0.06)	$ (0.08)	$ (0.15)		$ (0.20)		$ (0.10)
Diluted | (per share)	$ (0.04)	$ (0.06)	$ (0.08)	$ (0.15)		$ (0.20)		$ (0.10)

[1]	Comparative amounts of S$72,914 were reclassified from costs of goods sold to employee benefits expenses (S$63,287) and other operating expenses (S$9,627) for consistency in presentation. Since the amounts were reclassification within costs of goods sold and operating expenses, the reclassification does not have any impact on the net loss.
[2]	Give retroactive effect to reflect the reorganization on November 2024. See Note 1.